Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets Abstract
Schedule Of Other Assets Table Text Block
(In thousands)	December 31, 2020	December 31, 2019
Net deferred tax assets (net of valuation allowance)	$851,592	$886,353
Investments under the equity method	250,467	237,081
Prepaid taxes	32,615	47,226
Other prepaid expenses	74,572	82,425
Derivative assets	20,785	17,966
Trades receivable from brokers and counterparties	65,429	47,049
Principal, interest and escrow servicing advances	65,671	77,800
Guaranteed mortgage loan claims receivable	80,477	108,946
Operating ROU assets (Note 32)	131,921	149,849
Finance ROU assets (Note 32)	15,464	12,888
Others	148,048	152,032
Total other assets	$1,737,041	$1,819,615